FINANCIAL INSTRUMENTS (Unsettled Derivatives) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Paid to brokers associated with margin requirements		$ 10	$ 10
Derivative Asset		14	330
Derivative Liability		86	97
Trade accounts receivable [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		9	5
Derivative Liability		51	56
Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		0	316
Derivative Liability		0	0
Accounts payable and accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		5	9
Derivative Liability		35	41
Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Asset position		20	331
Liability position		92	98
Derivative Asset, Fair Value, Gross Liability		6	1
Derivative Liability, Fair Value, Gross Asset		6	1
Derivative Asset		14	330
Derivative Liability		86	97
Commodity Contract [Member] | Embedded derivatives in provisional sales purchases contracts [Member]
Derivatives, Fair Value [Line Items]
Asset position		19	15
Liability position		81	91
Derivative Asset, Fair Value, Gross Liability		5	1
Derivative Liability, Fair Value, Gross Asset		5	1
Derivative Asset		14	14
Derivative Liability		76	90
Commodity Contract [Member] | Crude Oil Derivatives [Member]
Derivatives, Fair Value [Line Items]
Asset position		0	316
Liability position		0	0
Derivative Asset, Fair Value, Gross Liability		0	0
Derivative Liability, Fair Value, Gross Asset		0	0
Derivative Asset		0	316
Derivative Liability		0	0
Commodity Contract [Member] | Copper Derivatives [Member]
Derivatives, Fair Value [Line Items]
Asset position		1	0
Liability position		11	7
Derivative Asset, Fair Value, Gross Liability		1	0
Derivative Liability, Fair Value, Gross Asset		1	0
Derivative Asset		0	0
Derivative Liability		10	7
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Copper Futures and Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Liability position	[1]	11	7
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Copper Futures and Swap Contracts [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Asset position	[1]	1	0
Commodity Contract [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Embedded derivatives in provisional sales purchases contracts [Member]
Derivatives, Fair Value [Line Items]
Asset position		19	15
Liability position		81	91
Commodity Contract [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Crude Oil Options [Member]
Derivatives, Fair Value [Line Items]
Asset position	[2]	$ 0	316
Deferred Option Premiums and Accrued Interest [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability			$ 210

[1]	FCX had paid $10 million to brokers at December 31, 2015 and 2014, for margin requirements (recorded in other current assets).
[2]	Includes $210 million at December 31, 2014, for deferred premiums and accrued interest.